Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property Data [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 431	$ 233
Beginning of financial year	233
End of financial year	431	233
Property Data [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	355	191
Additions	368	93
Currency revaluation adjustments	(19)	(2)
Acquisition of subsidiaries		73
End of financial year	704	355
Property Data [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	122	5
Currency revaluation adjustments	(9)	0	[1]
Amortisation charge	160	117
End of financial year	273	122
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	5,928	13,021
Beginning of financial year	13,021
End of financial year	5,928	13,021
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	13,105	6,493
Additions	21,107	12,067
Currency revaluation adjustments	(97)	14
Acquisition of subsidiaries		1,136
Disposals during the year	84	0
Transfers to internally developed computer software	(28,103)	(6,605)
End of financial year	5,928	13,105
Intangible assets under development [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	84	85
Currency revaluation adjustments	(4)	(1)
Transfers to internally developed computer software	(80)	(0)
End of financial year	0	84
Internally Developed Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	30,205	15,009
Beginning of financial year	15,009
End of financial year	30,205	15,009
Internally Developed Computer Software [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	27,644	11,133
Reclassification of intangible assets	(426)	0
Currency revaluation adjustments	(686)	74
Acquisition of subsidiaries	163	9,832
Transfers to internally developed computer software	28,103	6,605
End of financial year	54,798	27,644
Internally Developed Computer Software [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	12,635	6,483
Reclassification of intangible assets	100	0
Currency revaluation adjustments	(368)	(25)
Amortisation charge	12,346	6,177
Transfers to internally developed computer software	80	0
End of financial year	24,593	12,635
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,190	946
Beginning of financial year	946
End of financial year	1,190	946
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	2,855	2,182
Reclassification of indefinite useful life intangible assets	426
Additions	689	654
Currency revaluation adjustments	(35)	(4)
Acquisition of subsidiaries		23
Disposals during the year	40
End of financial year	3,895	2,855
Computer software [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	1,909	1,566
Reclassification of indefinite useful life intangible assets	100	0
Currency revaluation adjustments	(14)	(1)
Disposals during the year	(17)
Amortisation charge	727	344
End of financial year	2,705	1,909
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,865	9,500
Beginning of financial year	9,500
End of financial year	7,865	9,500
Brand names [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	20,738	15,667
Additions	15
Currency revaluation adjustments	(830)	212
Acquisition of subsidiaries		4,859
Disposals during the year	(8)	0
End of financial year	19,915	20,738
Brand names [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	11,238	10,089
Currency revaluation adjustments	(451)	44
Disposals during the year	(1)
Amortisation charge	1,264	1,105
End of financial year	12,050	11,238
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 347,831	$ 362,448

[1]	Less than $1,000